EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net earnings	$ 7.7	$ 67.5	$ 73.3
Less: Preferred stock dividends	(3.3)	0.0	0.0
Net earnings available to common stockholders (Basic and Diluted)	$ 4.4	$ 67.5	$ 73.3
Denominator:
Denominator for basic earnings per share - weighted-average shares (in shares)	49,077,000	48,846,000	48,657,000
Potentially dilutive shares resulting from stock plans (in shares)	453,000	611,000	561,000
Denominator for diluted earnings per share - weighted-average shares (in shares)	49,530,000	49,457,000	49,218,000
Net earnings per share:
Basic (in dollars per share)	$ 0.09	$ 1.38	$ 1.51
Diluted (in dollars per share)	$ 0.09	$ 1.36	$ 1.49
Common Stock Restricted Stock And Restricted Stock Units
Net earnings per share:
Antidilutive equity awards not included in weighted-average common shares—diluted (in shares)	300,000	0	100,000
Common Stock Issued, Conversion of Series A Preferred Stock
Net earnings per share:
Antidilutive equity awards not included in weighted-average common shares—diluted (in shares)	4,400,000